Note 18 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Letters of Credit Issued and Available Amount	$ 2,800	$ 2,600
Loss Contingency, Damages Sought, Value	3,700
Minimum [Member]
Loss Contingency, Estimate of Possible Loss	0
Maximum [Member]
Loss Contingency, Estimate of Possible Loss	$ 1,200